Revenue (Tables)	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Summary of Revenue

									Intersegment
	Turkcell Turkey		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020	2021	2020
Telecommunication services	25,791,341	21,676,482	3,479,631	2,299,682	—	—	—	—	(66,525)	(58,659)	29,204,447	23,917,505
Equipment revenues	1,257,639	1,006,576	120,113	122,901	—	—	2,832,180	2,208,169	(49,219)	(20,662)	4,160,713	3,316,984
Revenue from financial services	—	—	—	—	1,075,742	845,189	—	—	(61,846)	(14,202)	1,013,896	830,987
Call center revenues	46,268	34,383	48,060	34,566	—	—	540,553	415,366	(65,313)	(52,344)	569,568	431,971
Other	128,295	105,431	102,277	85,261	—	—	1,557,286	979,701	(815,940)	(564,102)	971,918	606,291
Total	27,223,543	22,822,872	3,750,081	2,542,410	1,075,742	845,189	4,930,019	3,603,236	(1,058,843)	(709,969)	35,920,542	29,103,738

									Intersegment
	Turkcell Turkey		Turkcell International		Techfin		Other		Eliminations		Consolidated
	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019	2020	2019
Telecommunication services	21,676,482	19,157,657	2,299,682	1,780,793	—	—	—	—	(58,659)	(60,147)	23,917,505	20,878,303
Equipment revenues	1,006,576	637,029	122,901	115,905	—	—	2,208,169	1,497,765	(20,662)	(4,659)	3,316,984	2,246,040
Revenue from financial services	—	—	—	—	845,189	1,141,712	—	—	(14,202)	(839)	830,987	1,140,873
Call center revenues	34,383	69,777	34,566	17,008	—	—	415,366	308,126	(52,344)	(82,468)	431,971	312,443
Other	105,431	89,905	85,261	89,083	—	2,311	979,701	855,553	(564,102)	(477,376)	606,291	559,476
Total	22,822,872	19,954,368	2,542,410	2,002,789	845,189	1,144,023	3,603,236	2,661,444	(709,969)	(625,489)	29,103,738	25,137,135

Summary of Revenue by Recognition

	31 December 2021
	Turkcell	Turkcell			Intersegment
	Turkey	International	Techfin	Other	Eliminations	Consolidated
Telecommunication services	25,791,341	3,479,631	—	—	(66,525)	29,204,447
At a point in time	229,120	26,085	—	—	(1)	255,204
Over time	25,562,221	3,453,546	—	—	(66,524)	28,949,243
Equipment related	1,257,639	120,113	—	2,832,180	(49,219)	4,160,713
At a point in time	1,035,373	120,113	—	2,832,180	(49,219)	3,938,447
Over time	222,266	—	—	—	—	222,266
Revenue from financial services	—	—	1,075,742	—	(61,846)	1,013,896
At a point in time	—	—	441,404	—	(61,846)	379,558
Over time	—	—	634,338	—	—	634,338
Call center	46,268	48,060	—	540,553	(65,313)	569,568
At a point in time	—	—	—	—	—	—
Over time	46,268	48,060	—	540,553	(65,313)	569,568
All other segments	128,295	102,277	—	1,557,286	(815,940)	971,918
At a point in time	6,013	351	—	46,625	(2,953)	50,036
Over time	122,282	101,926	—	1,510,661	(812,987)	921,882
Total	27,223,543	3,750,081	1,075,742	4,930,019	(1,058,843)	35,920,542
At a point in time	1,270,506	146,549	441,404	2,878,805	(114,019)	4,623,245
Over time	25,953,037	3,603,532	634,338	2,051,214	(944,824)	31,297,297

	31 December 2020
	Turkcell	Turkcell			Intersegment
	Turkey	International	Techfin	Other	Eliminations	Consolidated
Telecommunication services	21,676,482	2,299,682	—	—	(58,659)	23,917,505
At a point in time	254,619	14,821	—	—	—	269,440
Over time	21,421,863	2,284,861	—	—	(58,659)	23,648,065
Equipment related	1,006,576	122,901	—	2,208,169	(20,662)	3,316,984
At a point in time	918,344	122,901	—	2,208,169	(20,662)	3,228,752
Over time	88,232	—	—	—	—	88,232
Revenue from financial services	—	—	845,189	—	(14,202)	830,987
At a point in time	—	—	245,223	—	(14,202)	231,021
Over time	—	—	599,966	—	—	599,966
Call center	34,383	34,566	—	415,366	(52,344)	431,971
At a point in time	—	—	—	—	—	—
Over time	34,383	34,566	—	415,366	(52,344)	431,971
All other segments	105,431	85,261	—	979,701	(564,102)	606,291
At a point in time	10	9,132	—	52,958	(4,342)	57,758
Over time	105,421	76,129	—	926,743	(559,760)	548,533
Total	22,822,872	2,542,410	845,189	3,603,236	(709,969)	29,103,738
At a point in time	1,172,973	146,854	245,223	2,261,127	(39,206)	3,786,971
Over time	21,649,899	2,395,556	599,966	1,342,109	(670,763)	25,316,767